Note 6 - Inventories - Provisions for Obsolete Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance	$ 6,629	$ 6,632	$ 6,597
Provisions for obsolete inventories	800	405	1,359
Other deductions	(1,367)	(408)	(1,324)
Balance a	$ 6,062	$ 6,629	$ 6,632